                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-07255

Exact name of registrant as specified in charter:    Oppenheimer International
                                                     Bond Fund

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Arthur S. Gabinet,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             09/30

Date of reporting period:                            07/01/2010-06/30/2011

Item 1. Proxy Voting Record

====================== OPPENHEIMER INTERNATIONAL BOND FUND =====================

MHP S A

Ticker:       MHPC           Security ID:  55302T105
Meeting Date: APR 27, 2011   Meeting Type: Annual
Record Date:  APR 11, 2011

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Receive and Approve Board's and Auditor's For       Did Not    Management
      Reports                                             Vote
2     Accept Consolidated Financial Statements  For       Did Not    Management
      and Auditor's Report for FY 2010, 2009              Vote
      and 2008
3     Approve Allocation of Income              For       Did Not    Management
                                                          Vote
4     Approve Discharge of Directors for FY     For       Did Not    Management
      2010                                                Vote
5     Ratify Auditors                           For       Did Not    Management
                                                          Vote
6     Approve Sale of Previously Repurchased    For       Did Not    Management
      GDRs                                                Vote
7     Transact Other Business (Non-Voting)      None      None       Management

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer International Bond Fund

By:          William F. Glavin, Jr.*
             --------------
             William F. Glavin, Jr.
             President and Principal Executive Officer

Date:        August 4, 2011

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact